CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Currency translation adjustment, tax	$ (13,988)	$ 7,528	$ 7,910
Change in fair value of derivatives, tax	$ (1,841)	$ (6,357)	$ 5,895